Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 95.7%
Australia - 3.3%
IT Services - 3.3% (d)
Megaport, Ltd. (a)		37,347	$140,494
NEXTDC, Ltd. (a)		108,046	793,518
Total IT Services			934,012

Canada - 5.4%
Electronic Equipment, Instruments & Components - 0.9%
Softchoice Corp.		14,195	248,236
Software - 4.5% (d)
Open Text Corp.		33,404	1,263,550
Total Canada			1,511,786

Cayman Islands - 11.7%
IT Services - 11.7% (d)
Chinasoft International, Ltd.		732,740	749,847
Chindata Group Holdings, Ltd. - ADR (a)		87,605	679,815
GDS Holdings, Ltd. - ADR (a)(b)		43,445	1,450,629
Kingsoft Cloud Holdings, Ltd. - ADR (a)		58,155	258,790
Vnet Group, Inc. - ADR (a)		35,346	213,490
Total IT Services			3,352,571

Germany - 2.1%
Software - 2.1% (d)
Software AG		17,554	581,675

Israel - 5.0%
Software - 5.0% (d)
Jfrog, Ltd. (a)		6,043	127,326
Nice, Ltd. (a)		6,915	1,327,391
Total Software			1,454,717

Italy - 0.5%
Software - 0.5% (d)
Digital Value SpA (a)		2,365	143,748

Japan - 12.3%
IT Services - 12.0% (d)
Hennge KK (a)		7,744	50,112
Itochu Techno-Solutions Corp.		55,943	1,370,950
NS Solutions Corp.		21,804	581,740
SCSK Corp.		74,479	1,260,346
TechMatrix Corp.		10,609	131,283
Total IT Services			3,394,431
Software - 0.3% (d)
Cybozu, Inc.		12,572	86,914
Total Japan			3,481,345

Netherlands - 4.5%
Software - 4.5% (d)
Elastic NV (a)(b)		18,669	1,263,331

Singapore - 2.8%
Real Estate Investment Trusts (REITs) - 2.8%
Digital Core REIT Management Pte, Ltd. (a)		269,176	207,266
Keppel DC REIT		409,636	580,855
Total Real Estate Investment Trusts (REITs)			788,121

Sweden - 2.3%
Software - 2.3% (d)
Sinch AB (a)		201,502	655,833

United Kingdom - 2.0%
Software - 2.0% (d)
Bytes Technology Group PLC		57,330	291,992
Micro Focus International PLC		80,427	273,935
Total Software			565,927

United States - 43.8%
Communications Equipment - 0.0% (f)
Inseego Corp. (a)(b)		6,569	12,415
IT Services - 10.0% (d)
Backblaze, Inc. - Class A (a)		1,884	9,853
Cloudflare, Inc. - Class A (a)(b)		15,549	680,269
DigitalOcean Holdings, Inc. (a)(b)		6,245	258,293
Edgio, Inc. (a)		8,453	19,526
Fastly, Inc. - Class A (a)(b)		7,395	85,856
Grid Dynamics Holdings, Inc. (a)		4,102	68,996
Kyndryl Holdings, Inc. (a)		13,734	134,319
MongoDB, Inc. (a)(b)		3,140	814,830
Rackspace Technology, Inc. (a)		12,897	92,471
SolarWinds Corp. (b)		9,818	100,635
Switch, Inc. - Class A (b)		14,962	501,227
Unisys Corp. (a)		4,137	49,768
Total IT Services			2,816,043
Software - 28.8% (d)
8x8, Inc. (a)		7,232	37,245
Alteryx, Inc. - Class A (a)(b)		4,171	201,960
Appfolio, Inc. - Class A (a)		2,135	193,516
Appian Corp. (a)		4,424	209,521
Blackbaud, Inc. (a)(b)		3,238	188,031
Box, Inc. - Class A (a)(b)		8,772	220,528
Citrix Systems, Inc. (b)		7,742	752,290
CommVault Systems, Inc. (a)(b)		2,728	171,591
Confluent, Inc. - Class A (a)(b)		17,010	395,312
Coupa Software, Inc. (a)		4,619	263,745
Datadog, Inc. - Class A (a)(b)		8,178	778,873
Domo, Inc. - Class B (a)		2,062	57,324
Dropbox, Inc. (a)		22,974	482,224
Everbridge, Inc. (a)(b)		2,418	67,438
Gitlab, Inc. - Class A(a)		9,029	479,801
HashiCorp., Inc. - Class A (a)(b)		11,270	331,789
Informatica, Inc. - Class A (a)(b)		17,127	355,728
Intapp, Inc. (a)		3,806	55,720
Jamf Holding Corp. (a)(b)		7,329	181,539
MicroStrategy, Inc. - Class A (a)(b)		691	113,531
N-able, Inc. (a)		11,005	99,045
nCino, Inc. (a)		6,736	208,277
New Relic, Inc. (a)		4,093	204,855
Nutanix, Inc. - Class A (a)		13,491	197,373
PagerDuty, Inc. (a)(b)		5,366	132,969
RingCentral, Inc. - Class A (a)		5,804	303,317
Samsara, Inc. - Class A (a)(b)		31,134	347,767
Smartsheet, Inc. - Class A (a)		7,881	247,700
Sumo Logic, Inc. (a)		7,079	53,022
Teradata Corp. (a)		6,404	237,012
Zendesk, Inc. (a)(b)		7,495	555,155
Zeta Global Holdings Corp. - Class A (a)		12,412	56,102
Total Software			8,180,300
Technology Hardware, Storage & Peripherals - 5.0%
NetApp, Inc. (b)		12,349	805,649
Pure Storage, Inc. - Class A (a)(b)		18,257	469,387
Super Micro Computer, Inc. (a)		3,175	128,111
Total Technology Hardware, Storage & Peripherals			1,403,147
Total United States			12,411,905
TOTAL COMMON STOCKS (Cost $34,001,382)			27,144,971

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 31.1%
ETFMG Sit Ultra Short ETF (e)		50,000	2,434,250
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		6,375,736	6,375,736
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,863,685)			8,809,986

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
First American Government Obligations Fund - Class X, 1.29% (c)		1,241,322	1,241,322
TOTAL SHORT-TERM INVESTMENTS (Cost $1,241,322)			1,241,322

Total Investments (Cost $44,106,389) - 131.2%			37,196,279
Liabilities in Excess of Other Assets - (31.2)%			(8,853,911)
TOTAL NET ASSETS - 100.0%			$28,342,368

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)			The rate shown is the annualized seven-day yield at period end.
(d)			As of June 30, 2022, the Fund had a significant portion of its assets invested in the Software & IT Services Industries.
(e)			Affiliated Security. A schedule of the Fund's investments in securities of affiliated issuers held during the period ended June 30, 2022 is set forth below.
(f)			Less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 2,487,750	$ -	$ -	$ -	$ (53,500)	$ -	$ 2,434,250	50,000

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

IVES
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,144,971	$-	$-	$27,144,971
Short-Term Investments	1,241,322	-	-	1,241,322
ETFMG Sit Ultra Short ETF**	2,434,250	-	-	2,434,250
Investments Purchased with Securities Lending Collateral*	-	-	-	6,375,736
Total Investments in Securities	$30,820,543	$-	$-	$37,196,279

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.